Stockholders' Equity (Non-controlling Interest) (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 15, 2016	Dec. 03, 2015	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	May 12, 2016
Class of Stock [Line Items]
Stock issued value		$ 4,112,000		$ 0	$ 1,757
Shares of stock reverted to Company (in shares)	4,200					4,200
DraftDay Gaming Group
Class of Stock [Line Items]
Reduction to non-controlling interest						$ 378
Preferred Stock | Series A Preferred Stock | DraftDay Gaming Group
Class of Stock [Line Items]
Shares issued, price per share (in dollars per share)							$ 1
Preferred Stock | Sportech | Series A Preferred Stock | DraftDay Gaming Group
Class of Stock [Line Items]
Stock issued value			$ 121
Shares issued, price per share (in dollars per share)				$ 1			$ 1